Related Parties Transactions (Details) - Schedule of Expenses Related to Service Agreement and Addendum - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related Parties Transactions (Details) - Schedule of Expenses Related to Service Agreement and Addendum [Line Items]
Total expenses	$ 96	$ 74
Research and development [Member]
Related Parties Transactions (Details) - Schedule of Expenses Related to Service Agreement and Addendum [Line Items]
Total expenses	24	18
Sales and marketing [Member]
Related Parties Transactions (Details) - Schedule of Expenses Related to Service Agreement and Addendum [Line Items]
Total expenses	24	18
General and administrative [Member]
Related Parties Transactions (Details) - Schedule of Expenses Related to Service Agreement and Addendum [Line Items]
Total expenses	$ 48	$ 38